Property and Equipment (Tables)	12 Months Ended
Feb. 28, 2018
Property And Equipment Tables
Schedule of Equipment

Property and equipment are as follows:

	February 28,	February 28,
	2018	2017
Office equipment and furniture	$43,088	$528,034
Less accumulated depreciation	(20,655)	(526,222)
Property and equipment, net	$22,433	$1,812